Nature of Operations	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Nature of Operations

1. NATURE OF OPERATIONS

Sun Bancorp, Inc. (the “Company”) is registered as a bank holding company under the Bank Holding Company Act of 1956, as amended. The Company is the parent company of Sun National Bank (the “Bank”), a national bank and the Company’s principal wholly owned subsidiary. The Bank’s wholly owned subsidiaries are Sun Financial Services, L.L.C., and 2020 Properties, L.L.C. and 4040 Properties, L.L.C. The Bank’s former subsidiary, Sun Home Loans, Inc., was merged into the Bank on September 16, 2011 pursuant to New Jersey law.

The Company’s principal business is to serve as a holding company for the Bank. The Bank is in the business of attracting customer deposits through its Community Banking Centers and investing these funds, together with borrowed funds and cash from operations, in loans, primarily commercial real estate, small business, residential mortgage and non-real estate loans, as well as mortgage-backed and investment securities. The principal business of Sun Financial Services, L.L.C. is to offer mutual funds, securities brokerage, annuities and investment advisory services through the Bank’s Community Banking Centers. The principal business of 2020 Properties, L.L.C. and 4040 Properties, L.L.C. is to acquire and thereafter liquidate certain real estate and other assets in satisfaction of debts previously contracted by the Bank. The Company’s various capital trusts, Sun Capital Trust V, Sun Capital Trust VI, Sun Capital Trust VII, Sun Statutory Trust VII and Sun Capital Trust VIII, collectively, the “Issuing Trusts,” are presented on a deconsolidated basis. The Issuing Trusts, consisting of Delaware business trusts and one business trust operating in Connecticut, hold junior subordinated debentures issued by the Company.

Through the Bank, the Company provides commercial and consumer banking services. As of December 31, 2013, the Company had 59 locations throughout New Jersey.

The Company’s outstanding common stock is traded on the NASDAQ Global Select Market under the symbol “SNBC.” The Company is subject to the reporting requirements of the Securities and Exchange Commission (“SEC”). The Bank’s primary federal regulator is the Office of the Comptroller of the Currency (the “OCC”).